Distribution of Total Assets by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets	$ 1,202,108	$ 1,027,517
Central Laboratory
Segment Reporting Information [Line Items]
Assets	73,304	54,361
Clinical Research
Segment Reporting Information [Line Items]
Assets	$ 1,128,804	$ 973,156